Expense Example	Prospectus #1 Delaware Corporate Bond Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Corporate Bond Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Corporate Bond Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Corporate Bond Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Corporate Bond Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Corporate Bond Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Corporate Bond Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Corporate Bond Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Corporate Bond Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Corporate Bond Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Corporate Bond Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Corporate Bond Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Corporate Bond Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Corporate Bond Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Corporate Bond Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Corporate Bond Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Corporate Bond Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Corporate Bond Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Corporate Bond Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Corporate Bond Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Extended Duration Bond Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Extended Duration Bond Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Extended Duration Bond Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Extended Duration Bond Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Extended Duration Bond Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Extended Duration Bond Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Extended Duration Bond Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Extended Duration Bond Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Extended Duration Bond Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Floating Rate Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Floating Rate Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Floating Rate Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Floating Rate Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Floating Rate Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Floating Rate Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Floating Rate Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Floating Rate Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Floating Rate Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Floating Rate Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Floating Rate Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Floating Rate Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Floating Rate Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Floating Rate Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Floating Rate Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Floating Rate Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Floating Rate Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Floating Rate Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Floating Rate Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Floating Rate Fund Class R6 Expense Example, with Redemption, 10 Years
USD ($)	527	718	924	1,519	257	514	895	1,965	106	359	631	1,409	55	201	360	822	46	173	311	713	529	732	952	1,583	259	528	923	2,027	108	374	659	1,474	57	216	389	890	47	182	330	759	368	566	781	1,398	272	533	918	1,998	121	378	654	1,443	70	221	384	859	62	195	340	762